INCOME(LOSS) PER SHARE	12 Months Ended
Dec. 31, 2015
INCOME(LOSS) PER SHARE
INCOME(LOSS) PER SHARE

20. INCOME (LOSS) PER SHARE

Basic and diluted net income (loss) per share for each of the years presented are calculated as follows:

	For the Years Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Numerator:
Net income (loss):	(152,214,030)	(93,145,437)	696,338,805
Accretion on convertible redeemable preferred shares to redemption value	(191,134,918)	(250,774,772)	—
Deemed contribution from preferred shareholders at extinguishment of convertible bonds	16,750,848	—	—
Deemed dividends to preferred shareholders at extinguishment of convertible bonds and promissory notes	(44,163,640)	—	—
Modification of warrants	(1,021,523)	—	—

Numerator for basic and diluted net income (loss) per share	(371,783,263)	(343,920,209)	696,338,805

Denominator:
Denominator for basic calculation-weighted average number of common shares outstanding	6,096,842	19,198,145	126,758,363
Dilutive effect of share options	—	—	1,593,216
Dilutive effect of restricted shares	—	—	52,298

Denominator for diluted income (loss) per share calculation	6,096,842	19,198,145	128,403,877

Basic net income (loss) per share attributable to the Company’s common shareholders	(60.98)	(17.91)	5.49
Diluted net income (loss) per share attributable to the Company’s common shareholders	(60.98)	(17.91)	5.42
Basic net income (loss) per ADS*	(121.96)	(35.82)	10.99
Diluted net income (loss) per ADS*	(121.96)	(35.82)	10.85

* The Company completed its IPO on November 18, 2014 and issued a total of 10,000,000 ADSs at a price of US$12.00 per ADS. Each ADS represents two Class A common shares. The net loss per ADS for the years ended December 31, 2013 and 2014 was calculated using the same conversion ratio assuming the ADSs had been in existence during these periods.

Basic net income (loss) per share is computed using the weighted average number of common shares outstanding during the period. Diluted net earnings (loss) per share is computed using the weighted average number of common shares and dilutive common share equivalents outstanding during the period. For the years ended December 31, 2013 and 2014, Class A, Series A, Series B, Series C, Series D, and Series E Preferred Shares totaling 48,317,049 and 67,288,845 shares, respectively, on a weighted average basis were anti-dilutive and excluded from the calculation of diluted net loss per share. The effects of all outstanding share options and restricted shares of RMB3,991,120 and RMB4,443,455 shares on a weighted average basis were anti-dilutive and were excluded from the computation of diluted loss per share for the years ended December 31, 2013 and 2014, respectively. The effects of outstanding share options and restricted shares of 2,828,588 shares on a weighted average basis were anti-dilutive and excluded from the computation of diluted net income per share for the year ended December 31, 2015.

The Company’s convertible redeemable preferred shares, which were issued and converted into common shares before and upon the completion of the IPO, were participating securities because they had contractual rights to share in the profits but not losses of the Company. For the years ended December 31, 2013 and 2014, the two-class method was not used in computing basic and diluted net loss per share as the Company was in a net loss position. The Company does not distinguish between Class A and Class B common shares for purposes of presenting basic or diluted earnings per share as each share class has identical privileges with respect to undistributed and distributed earnings.